Other financial assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Colombian pesos [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	5.40%	5.40%
US Dollar [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	3.60%	2.10%